Impact Shares

YWCA Women’s Empowerment ETF

Schedule of Investments

September 30, 2020 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† — 97.7%

Communication Services— 10.2%
Alphabet, Cl A*	127	$186,131
Alphabet, Cl C*	124	182,230
AT&T	4,453	126,955
CenturyLink	122	1,231
Comcast, Cl A	2,884	133,414
Interpublic Group	242	4,034
Verizon Communications	2,636	156,816
Walt Disney	1,124	139,466
		930,277

Consumer Discretionary— 11.7%
Amazon.com*	169	532,135
Autoliv	52	3,790
Best Buy	139	15,469
eBay	375	19,538
Expedia Group	83	7,610
Gap	97	1,652
General Motors	817	24,175
Hasbro	79	6,535
Hilton Worldwide Holdings	173	14,760
Kohl’s	89	1,649
Lululemon Athletica*	71	23,385
Marriott International, Cl A	162	14,998
McDonald’s	478	104,916
NIKE, Cl B	823	103,320
Nordstrom	60	715
PVH	47	2,803
Royal Caribbean Cruises	97	6,279
Starbucks	754	64,784
Tapestry	154	2,407
Target	333	52,421
Tiffany	67	7,762
TJX	786	43,741
VF	202	14,191
		1,069,035

Consumer Staples— 4.9%
Campbell Soup	106	5,127
Church & Dwight	152	14,244
Clorox	79	16,603
Colgate-Palmolive	550	42,433
Conagra Brands	306	10,927
Estee Lauder, Cl A	146	31,865
Hershey	95	13,617
J M Smucker	71	8,202
Kellogg	160	10,335
Kimberly-Clark	217	32,042
Kroger	529	17,938
Procter & Gamble	1,546	214,879
Tyson Foods, Cl A	192	11,420
Walgreens Boots Alliance	577	20,726
		450,358

Financials— 8.2%
Aflac	459	16,685
Allstate	213	20,052
Ally Financial	227	5,691
American Express	436	43,709
American International Group	544	14,976
Ameriprise Financial	79	12,175
Bank of New York Mellon	500	17,170
BlackRock, Cl A	101	56,918
Capital One Financial	299	21,486
Citigroup	1,329	57,293
Comerica	90	3,442
Discover Financial Services	195	11,267
Fifth Third Bancorp	496	10,575
First Republic Bank	113	12,324

Description	Shares	Fair Value

Hannon Armstrong Sustainable Infrastructure Capital‡	1,773	$74,945
Hartford Financial Services
Group	229	8,441
Huntington Bancshares	727	6,667
KeyCorp	667	7,957
M&T Bank	79	7,275
MetLife	488	18,139
Moody’s	101	29,275
Northern Trust	129	10,058
PNC Financial Services Group	343	37,699
Primerica	24	2,715
Principal Financial Group	156	6,282
Progressive	388	36,732
Prudential Financial	248	15,753
S&P Global	146	52,648
State Street	245	14,536
T Rowe Price Group	146	18,720
US Bancorp	910	32,624
Voya Financial	82	3,930
Wells Fargo	2,495	58,657
		746,816

Health Care— 15.7%
AbbVie	1,126	98,626
Agilent Technologies	197	19,885
Amgen	361	91,752
Anthem	161	43,243
Baxter International	326	26,217
Becton Dickinson	178	41,417
Biogen*	101	28,652
Bristol-Myers Squibb	1,440	86,818
Cardinal Health	199	9,343
Cigna	245	41,506
CVS Caremark	850	49,640
Edwards Lifesciences*	378	30,172
Eli Lilly	527	78,006
Gilead Sciences	840	53,080
Johnson & Johnson	1,693	252,054
McKesson	111	16,531
Medtronic PLC	838	87,085
Pfizer	3,450	126,615
Quest Diagnostics	79	9,045
Regeneron Pharmaceuticals*	67	37,505
ResMed	90	15,428
UnitedHealth Group	607	189,244
		1,431,864

Industrials— 6.0%
Alaska Air Group	77	2,821
American Airlines Group	256	3,146
Caterpillar	337	50,264
CSX	490	38,058
Cummins	93	19,638
Delta Air Lines	361	11,039
Eaton	253	25,814
Emerson Electric	376	24,654
FedEx	101	25,403
Flowserve	74	2,020
General Electric	5,296	32,994
Hexcel	48	1,610
IHS Markit	246	19,313
Illinois Tool Works	182	35,164
Ingersoll Rand*	122	4,343
Johnson Controls International	470	19,200
Nielsen Holdings PLC	215	3,049
Norfolk Southern	161	34,452
Otis Worldwide	1	31
Owens Corning	68	4,679
Pentair	103	4,714
Rockwell Automation	71	15,668
Southwest Airlines	315	11,813
Trane Technologies	139	16,854

Impact Shares

YWCA Women’s Empowerment ETF

Schedule of Investments

September 30, 2020 (Unaudited)

Description	Shares	Fair Value

Union Pacific	435	$85,639
Verisk Analytics, Cl A	97	17,975
Waste Management	248	28,066
WW Grainger	27	9,633
XPO Logistics*	56	4,741
		552,795

Information Technology— 33.8%
Accenture, Cl A	389	87,910
Adobe*	309	151,543
Apple	4,715	546,044
Autodesk*	142	32,803
Enphase Energy*	3,196	263,958
First Solar*	2,650	175,430
Hewlett Packard Enterprise	897	8,405
HP	897	17,034
International Business Machines	345	41,976
Intuit	157	51,215
Mastercard, Cl A	569	192,419
Microsoft	2,257	474,715
NVIDIA	388	209,993
PayPal Holdings*	351	69,158
salesforce.com*	564	141,745
SolarEdge Technologies*	1,241	295,792
Texas Instruments	581	82,961
Visa, Cl A	1,094	218,767
VMware, Cl A*	54	7,758
Workday, Cl A*	99	21,298
Xerox Holdings	108	2,027
		3,092,951

Materials— 1.3%
Air Products & Chemicals	127	37,828
Eastman Chemical	89	6,953
Ecolab	158	31,575
International Flavors & Fragrances	69	8,449
International Paper	249	10,094
Mosaic	219	4,001
PPG Industries	149	18,190
		117,090

Real Estate— 1.6%
CBRE Group, Cl A*	203	9,535
Equinix‡	54	41,047
Healthpeak Properties‡	334	9,068
Host Hotels & Resorts‡	458	4,942
Iron Mountain‡	183	4,903
Jones Lang LaSalle	31	2,965
Kimco Realty‡	290	3,265
Prologis‡	459	46,185
Ventas‡	166	6,965
Weyerhaeuser‡	463	13,205
		142,080

Utilities— 4.3%
American Water Works	111	16,082
Atlantica Sustainable Infrastructure	5,313	152,005
Brookfield Renewable, Cl A	2,955	173,167
CenterPoint Energy	20	387
Consolidated Edison	213	16,571
Edison International	242	12,303
Exelon	610	21,814
NiSource	217	4,774
		397,103

Total Common Stock (Cost $7,553,951)		8,930,369

Description	Shares	Fair Value

SHORT-TERM INVESTMENT — 2.3%
Invesco Government & Agency, Cl Institutional, 0.010%(A)	209,590	$ 209,590

Total Short-Term Investment (Cost $209,590)		209,590

Total Investments - 100.0% (Cost $7,763,541)		$ 9,139,959

Percentages are based on Net Assets of $9,138,461.

*	Non-income producing security.
††	More narrow industries are utilized for compliance purposes whereas broad sectors are utilized for reporting purposes.
‡	Real Estate Investment Trust
(A)	Rate shown represents the 7-day effective yield as of September 30, 2020.

Cl — Class

PLC — Public Limited Company

As of September 30, 2020, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. generally accepted accounting principles.

For the period ended September 30, 2020, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

IMP-QH-001-0500